Fair value of financial instruments - Summary of Assets and Liabilities Not Measured at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Cash and cash equivalents	$ 4,752,284,950	$ 3,714,135,212	$ 3,273,349,599	$ 2,642,258,854
Other financial assets	727,280,010	776,541,869
Debt securities	583,277,961	200,648,357
Financial liabilities at fair value through profit or loss
Repurchase agreements	468,228,307	0
Other financial liabilities	1,775,679,896	1,572,445,423
Bank loans	826,663,992	264,320,232
Debt securities issued	615,321,191	152,462,334
Book value
Financial assets at fair value through profit or loss
Cash and cash equivalents	4,752,284,950	3,714,135,212
Other financial assets	727,280,010	776,541,869
Debt securities	583,277,961	200,648,357
Loans and advances	14,448,211,657	9,916,843,857
Financial liabilities at fair value through profit or loss
Deposits	17,205,076,066	13,062,299,276
Repurchase agreements	468,228,307
Other financial liabilities	1,775,679,896	1,572,445,423
Bank loans	826,663,992	264,320,232
Debt securities issued	615,321,191	152,462,334
Carrying amount presented as fair value
Financial assets at fair value through profit or loss
Cash and cash equivalents	4,752,284,950	3,714,135,212
Other financial assets	727,280,010	776,541,869
Debt securities	0	0
Loans and advances	3,152,686	1,269,080
Financial liabilities at fair value through profit or loss
Deposits	10,428,091,193	8,825,094,041
Repurchase agreements	468,228,307
Other financial liabilities	1,775,679,896	1,572,445,423
Bank loans	0	0
Debt securities issued	0	0
Total fair value
Financial assets at fair value through profit or loss
Cash and cash equivalents	4,752,284,950	3,714,135,212
Other financial assets	727,280,010	776,541,869
Debt securities	593,116,409	211,282,379
Loans and advances	15,185,076,086	10,417,817,161
Financial liabilities at fair value through profit or loss
Deposits	17,280,435,013	13,130,190,643
Repurchase agreements	468,228,307
Other financial liabilities	1,775,679,896	0
Bank loans	868,004,121	261,734,995
Debt securities issued	655,659,780	154,281,336
Level 2 Fair value
Financial assets at fair value through profit or loss
Cash and cash equivalents	0	0
Other financial assets	0	0
Debt securities	593,116,409	211,282,379
Loans and advances	269,690,259	91,383,844
Financial liabilities at fair value through profit or loss
Deposits	0	0
Repurchase agreements	0
Other financial liabilities	0	0
Bank loans	868,004,121	261,734,995
Debt securities issued	655,659,780	154,281,336
Level 3 Fair value
Financial assets at fair value through profit or loss
Cash and cash equivalents	0	0
Other financial assets	0	0
Debt securities	0	0
Loans and advances	14,912,233,141	10,325,164,237
Financial liabilities at fair value through profit or loss
Deposits	6,852,343,820	4,305,096,602
Repurchase agreements	0
Other financial liabilities	0	0
Bank loans	0	0
Debt securities issued	$ 0	$ 0